SEGMENT REPORTING	12 Months Ended
Mar. 31, 2015
SEGMENT REPORTING
SEGMENT REPORTING

20.  SEGMENT REPORTING

Our operating segments are defined as components of our company that engage in business activities from which we earn revenues and incur expenses and for which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. We provide a variety of eDiscovery and forensic services which are provided by UBIC and its domestic subsidiaries for domestic (Japanese) clients, by UBIC North America, Inc. (UNA) and TechLaw Solutions, Inc. (TLS) , our U.S.- based wholly-owned subsidiaries, for clients based in the U.S. or represented by U.S. - based attorneys who contracted UNA or TLS, and by other foreign subsidiaries for foreign clients other than those who contracted UNA or TLS. Our operations in Japan, the U.S. and Other (which includes South Korea and Taiwan) have been identified as our three operating segments. Our chief executive officer, who is also our chief operating decision maker, regularly reviews the performance of the three operating segments and makes decisions regarding allocation of resources. Our chief operating decision maker utilizes various measurements prepared based on J GAAP which include revenues, operating income or loss and segment assets to assess segment performance and allocate resources to segments.

Revenue is recognized by each segment for which the segment has a direct contractual relationship with its clients. Most of our clients are either corporate clients in Asia U.S. or U.S.-based law firms representing corporate clients in Asia. If our services are contracted between a law firm in the U.S. and UNA or TLS, revenue is recorded by the U.S. segment, although the end corporate client may be located in other area than the U.S.

The Company’s reportable segments are the same as its operating segments.

Segment information for the years ended March 31, 2013, 2014 and 2015 is presented below:

Revenue:

	Thousands of Yen
	2013	2014	2015
Japan
Outside customers	¥3,214,826	¥2,217,334	¥3,105,983
Intersegment*(1)	655,876	624,629	739,796

Total	3,870,702	2,841,963	3,845,779

U.S.
Outside customers	1,271,635	1,746,588	2,784,470
Intersegment*(1)	76,293	59,169	121,546

Total	1,347,928	1,805,757	2,906,016

Other
Outside customers	193,169	207,696	384,007
Intersegment*(1)	8,881	111,728	124,488

Total	202,050	319,424	508,495

Eliminations	(741,050)	(795,526)	(985,830)

Total revenue after eliminations	4,679,630	4,171,618	6,274,460

Adjustments*(2)	32,470	20,950	30,466

Total consolidated revenue	¥4,712,100	¥4,192,568	¥6,304,926

*(1) Intersegment transaction prices and other conditions are determined based on market prices and total costs of transactions.

*(2) These amounts primarily represent the net impact of adjustments arising from differences in timing of the revenue recognition under U.S. GAAP and J GAAP.

Segment Performance Measure:

	Thousands of Yen
	2013	2014	2015
Segment profit (loss)
Japan	¥888,760	¥(378,553)	¥303,149
U.S.	98,747	(100,923)	39,926
Other	(83,774)	(119,140)	(77,006)

Total segment profit after eliminations	903,733	(598,616)	266,069

Adjustments*(3)	1,701	(39,377)	9,353

Total consolidated operating income (loss)	905,434	(637,993)	275,422

Unallocated amounts:
Interest income	1,326	691	1,699
Interest expense	(23,474)	(30,867)	(28,177)
Foreign currency exchange gains	165,664	120,246	200,438
Dividend income	4,500	6,750	9,000
Other-net	(3,055)	(8,030)	(85)

Total consolidated income (loss) before income taxes	¥1,050,395	¥(549,203)	¥458,297

*(3) Adjustments primarily relate to differences between U.S. GAAP and J GAAP for revenue recognition and vacation allowance expenses.

Segment Assets:

	Thousands of Yen
	2014	2015
Segment assets
Japan	¥5,014,488	¥7,622,397
U.S.	1,166,927	2,367,794
Other	403,088	632,699

Eliminations	(1,695,823)	(2,981,224)

Total segment assets after eliminations	4,888,680	7,641,666

Adjustments*(4)	112,143	51,511

Total consolidated assets	¥5,000,823	¥7,693,177

*(4) Adjustments primarily relate to differences between U.S. GAAP and J GAAP for revenue recognition, depreciation and amortization, and deferred tax assets.

Capital expenditures on long-lived assets:

	Thousands of Yen
	2013	2014	2015
Capital expenditures
Japan	¥701,997	¥496,451	¥575,196
U.S.	166,461	8,836	89,463
Other	145,508	15,737	24,628

Adjustments	651	—	—

Total consolidated capital expenditures	¥1,014,617	¥521,024	¥689,287

Capital expenditures relate to property and equipment, capitalized computer software costs and other intangible assets on an accrual basis.

Other Significant Items:

	Thousands of Yen
	2013	2014	2015
Depreciation and amortization
Japan	¥238,160	¥346,285	¥431,287
U.S.	29,272	49,752	113,768
Other	23,640	41,282	42,703

Total depreciation and amortization	291,072	437,319	587,758

Adjustments	14,919	5,284	1,774

Total consolidated depreciation and amortization	¥305,991	¥442,603	¥589,532

Entity-Wide Information:

For the year ended March 31, 2013, revenue from Samsung Electronics Co., Ltd. and TMI Associates amounted to ¥1,192,577 thousand and ¥614,160 thousand, respectively, representing approximately 25.3 percent and 13.0 percent, respectively, of the total revenue. For the year ended March 31, 2014, revenue from Samsung Electronics Co., Ltd. and TMI Associates amounted to ¥1,639,791 thousand and ¥622,355 thousand, respectively, representing approximately 39.1 percent and 14.8 percent, respectively, of the total revenue. For the year ended March 31, 2015, revenue from Samsung Electronics Co., Ltd. and TMI Associates amounted to ¥1,969,335 thousand and ¥641,074 thousand, respectively, representing approximately 31.4 percent and 10.2 percent, respectively, of the total revenue. These customers are attributable to Japan except ¥1,192,577 thousand , ¥1,639,791 thousand and  ¥1,969,335 thousand for Samsung Electronics Co., Ltd. for the years ended March 31, 2013, 2014 and 2015, respectively, which are reported in the U.S. and Other.

The information concerning revenue by service categories for the years ended March 31, 2013, 2014 and 2015, is presented below:

	Thousands of Yen
	2013	2014	2015
eDiscovery
Review	¥971,701	¥472,074	¥832,492
Other	3,427,735	3,297,799	5,027,090

Total	4,399,436	3,769,873	5,859,582
Investigation	188,685	240,843	299,095
Sales of forensic tools	26,584	62,576	21,926
Forensic training	40,700	28,934	6,325
Other	56,695	90,342	117,998

Total revenue	¥4,712,100	¥4,192,568	¥6,304,926

Long-lived assets held in Japan, in the U.S. and in Other as of March 31, 2014 were ¥425,715 thousand, ¥154,589 thousand and ¥122,610 thousand, respectively. Long-lived assets held in Japan, in the U.S. and in Other as of March 31, 2015 were ¥3,254,442 thousand, ¥804,308 thousand and ¥144,704 thousand, respectively with elimination of ¥1,104,616 thousand. Long-lived assets include property and equipment.